Other Payables and Accrued Liabilities	12 Months Ended
Mar. 31, 2021
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

NOTE 11 — OTHER PAYABLES AND ACCRUED LIABILITIES

	As of March 31,
	2020	2021
	RMB	RMB
Advance from customers	16,866	38,769
Accrued payroll	9,031	8,335
VAT payable	5,823	3,900
Refund liabilities	110	2
Product warranty	105	253
Deferred revenue	-	1,000
Other payables	2,977	7,831
Total	34,912	60,090

As of March 31, 2020, other payables included RMB1,000 advance from supply chain service provider. As of March 31, 2021, other payables mainly included RMB6,084 payables for materials provided by a customer for processing and assembling mobile phones.